Notes Related to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2019
Statement Of Financial Position [Abstract]
Notes Related to the Consolidated Statements of Financial Position

4. Notes related to the consolidated statements of financial position

4.1 Fixed assets

4.1.1 Intangible assets

Accounting policies

Internally generated intangible assets – Research and development costs

In accordance with IAS 38 Intangible Assets (“IAS 38”), research expenditures are expensed in the period during which they are incurred.

An internally generated intangible asset relating to a development project is recorded as an asset if, and only if, the following criteria are met:

(a) it is technically feasible to complete the development project;

(b) intention on the part of the Company to complete the project and to utilize it;

(c) capacity to utilize the intangible asset;

(d) proof of the probability of future economic benefits associated with the asset;

(e) availability of the technical, financial, and other resources for completing the project; and

(f) reliable evaluation of the development expenses.

The initial measurement of the asset is the sum of expenses incurred starting on the date on which the development project meets the above criteria.

Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 have not been fulfilled to date and the application of this principle has resulted in all development costs being expensed as incurred in all periods presented.

Other intangible assets

Other intangible assets are recorded at their acquisition cost plus costs directly attributable to the preparation of the asset for its intended use.

Other intangible assets mainly comprised costs of modeling studies of a new production process and costs of acquisition of software licenses.

As the new production process relates to equipment that is not yet constructed, the amortization will begin on the date the equipment will be available for use (i.e. when it is in the location and condition necessary for it to be capable of operating). In the meantime, an impairment test will be performed (see Note 4.1.3).

Intangible assets with a finite life are amortized on the basis of the straight-line method over their estimated useful life.

Intangible assets Item	Amortization period
Software	1 to 5 years

(amounts in thousands of euros)	Other intangible assets	TOTAL
GROSS VALUE
As of December 31, 2016	209	209
Increase	25	25
Decrease	-	-
As of December 31, 2017	234	234
Increase	3	3
Decrease	—	—
Reclassification	1,596	1,596
As of December 31, 2018	1,833	1,833
Increase	16	16
Decrease	—	—
FX rate impact	(0)	(0)
Reclassification	28	28
As of December 31, 2019	1,876	1,876

ACCUMULATED AMORTIZATION AND DEPRECIATION
As of December 31, 2016	(152)	(152)
Increase	(29)	(29)
Decrease	-	-
As of December 31, 2017	(181)	(181)
Increase	(39)	(39)
Decrease	—	—
As of December 31, 2018	(220)	(220)
Increase	(1,053)	(1,053)
Decrease	—	—
FX rate impact	0	0
As of Decemner 31, 2019	(1,273)	(1,273)

NET VALUE
As of December 31, 2016	57	57
As of December 31, 2017	53	53
As of December 31, 2018	1,613	1,613
As of December 31, 2019	603	603

The reclassification of €1,596 thousand in 2018 corresponds to expenses incurred as part of a new production process that were recognized in assets under construction as of December 31, 2017.

Considering that the new production process (€1,596 thousand) relates to equipment that is not yet constructed, an impairment test is performed annually and whenever there is an indication that the intangible asset may be impaired (see note 4.1.3). Following clarification at the end of 2019, the Company determined that €1,036 thousand of the intangible asset will no longer be used in the intended production process. This amount has been impaired.

4.1.2 Property, plant and equipment

Accounting policies

Property, plant and equipment are recorded at their acquisition cost, comprised of their purchase price and all the direct costs incurred to bring the asset to the location and working condition for its use as intended by the company’s management.

Property, plant, and equipment are depreciated on the basis of the straight-line method over their estimated useful life. The non-reusable fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.

The depreciation periods used are the following:

Property, plant and equipment items	Depreciation period
Industrial equipment	1 to 5 years
Fixtures and improvements in structures	3 to 10 years
Office equipment	3 to 5 years
Furniture	3 to 5 years

The useful lives of property, plant and equipment as well as any residual values are reviewed at each year end and, in the event of a significant change, result in a prospective revision of the depreciation pattern.

(amounts in thousands of euros)	Assets under construction	Plant, equipment and tooling	General equipment, fixtures and fittings	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2016	862	1,824	1,466	532	4,684
Increase	868	270	389	137	1,664
Decrease	—	—	—	—	—
As of December 31, 2017	1,730	2,094	1,855	669	6,348
Increase	13,425	490	152	155	14,222
Decrease	—	—	—	—	—
Reclassification	(1,596)	—	—	—	(1,596)
As of December 31, 2018	13,559	2,584	2,007	824	18,974
Increase	630	1,557	9,489	387	12,063
Decrease	(21)	(106)	(437)	(112)	(676)
FX rate impact	268	(8)	(62)	2	200
Reclassification	(13,357)	779	11,389	70	(1,120)
As of December 31, 2019	1,078	4,806	22,385	1,171	29,440

ACCUMULATED DEPRECIATION
As of December 31, 2016	—	(1,406)	(908)	(125)	(2,439)
Increase	—	(165)	(208)	(130)	(503)
Decrease	—	—	—	—	—
As of December 31, 2017	—	(1,571)	(1,116)	(255)	(2,942)
Increase	—	(248)	(355)	(155)	(758)
Decrease	—	—	—	—	—
Reclassification	—	(5)	—	5	—
As of December 31, 2018	—	(1,824)	(1,471)	(405)	(3,700)
Increase	—	(469)	(1,148)	(180)	(1,797)
Decrease	—	85	437	112	634
FX rate impact	—	0	0	(2)	(2)
Reclassification	—	988	61	7	1,056
As of December 31, 2019	—	(1,219)	(2,121)	(469)	(3,808)

NET VALUE
As of December 31, 2016	862	418	558	407	2,245
As of December 31, 2017	1,730	523	739	414	3,406
As of December 31, 2018	13,559	760	536	419	15,274
As of December 31, 2019	1,078	3,587	20,264	702	25,632

As of December 31, 2017 and 2018, property, plant and equipment included assets held under finance leases. Their net book value amounted to €113 thousand as of December 31, 2017 (of which equipment amounted to €37 thousand and office and computers amounted to €76 thousand) and €37 thousand as of December 31, 2018. Property, plant and equipment held under finance leases were reclassified in right of use with the application of IFRS 16 as of January 1, 2019.

Assets under construction in 2018 and commissioned in 2019 in the amount of €13.4 million mainly relate to fixtures and fittings and industrial equipment of the Princeton manufacturing facility (€11.9 million) and the expansion of the manufacturing facility in Lyon (€1.2 million). In 2019, the Company pursued the acquisition of fixtures and fittings and industrial equipment for the Princeton facility (€10.6 million) and the expansion of the manufacturing facility in Lyon (€0.7 million). These two facilities began the production of GMP-compliant clinical batches in 2019.

4.1.3 Impairment on fixed assets

Accounting policies

According to IAS 36 Impairment of Assets (“IAS 36”), a loss in value must be recognized where the carrying value of an asset, or the cash generating unit to which the asset belongs (if it is not possible to estimate the recoverable amount of the individual asset), is higher than its recoverable value. The recoverable value of an asset corresponds to its fair value less costs to sell or its value in use, whichever is higher.

The property, plant, and equipment and intangible assets that have a finite life are subject to an impairment test when the recoverability of their carrying value is called into question by the existence of indications of impairment.

The intangible assets that are not amortized are tested for impairment at the end of the period in which they are acquired, subsequently annually and whenever there is an indication that the intangible asset may be impaired.

An impairment is recognized up to the amount of the excess of the value over the recoverable value of the asset.

4.2 Right of use

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the right of use is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available.

The right of use asset is measured at cost and comprises:

•     the amount of the initial measurement of the lease liability (see note 4.10),

•     lease incentives, payments at or prior to commencement date,

•     incremental costs which would not have been incurred if the contract had not been concluded.

The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability.

Until December 31, 2018, only finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded as assets in accordance with IAS 17 Leases (“IAS 17”).

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,443
Increase	4,088	—	34	—	4,121
Decrease	(355)	(20)	—	—	(375)
FX rate impact	108	—	—	—	108
Reclassification	—	974	—	118	1,092
As of December 31, 2019	11,237	954	80	118	12,389

ACCUMULATED DEPRECIATION
As of December 31, 2018	—	—	—	—	—
Increase	(1,304)	—	(23)	(39)	(1,366)
Decrease	16	20	—	—	36
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)
As of December 31, 2019	(1,286)	(954)	(23)	(118)	(2,380)

NET VALUE
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	9,952	—	58	—	10,009

Reclassifications correspond to assets financed by finance leases which have been reclassified in right of use with the application of IFRS 16 as of January 1, 2019. These assets were classified in property, plant and equipment until December 31, 2018.

The increase of €4,121 thousand is mainly linked to the partial relocation of the French team in new facilities in July 2019 (impact of €4,026 thousand).

The decrease in net value of €339 thousand corresponds to a decrease in the right of use following a decrease in the rental space of a building lease (linked to a partial relocation of the French team in new facilities).

4.3 Other financial assets

Accounting policies

Other financial assets are composed of receivables initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Financial assets with a maturity of more than one year are classified in “other non-current financial assets” in accordance with IAS 1.

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Deposits related to leased premises	168	446	475
Advance payments to suppliers	—	510	226
Other	67	91	17
Total other non-current financial assets	234	1,046	718
Advance payments to suppliers	—	—	28
Other	—	—	13
Total other current financial assets	—	—	41

Advance payments comprise payments made to service providers, especially Contract Research Organizations (“CROs”), involved with the conduct of the clinical trials in the solid tumors indication (TRYbeCA-1 and TRYbeCA-2 trials).

4.4 Inventories

Accounting policies

In compliance with IAS 2 Inventories (“IAS 2”), inventories are recognized at their cost or at their net realizable value, whichever is lower. Cost is determined on a First-In First-Out (FIFO) cost basis. Management periodically reviews the inventory for obsolescence and adjusts as necessary.

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Raw materials	176	1,396	358
Total inventory	176	1,396	358

4.5 Trade receivables and other current assets

Accounting policies

Other current assets are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Trade receivables

Trade receivables are initially recognized in accordance with IFRS 15 and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

The Company recognizes loss allowances for expected credit losses (“ECL”), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Trade and other receivables	76	30	36
Total trade and other receivables	76	30	36
Research Tax Credit	3,326	7,701	3,917
Tax and social receivables (e.g VAT) and other receivables	1,114	1,949	1,871
Cash to be received from bank related to exercise of warrants	23	—	—
Prepaid expenses	1,327	4,461	2,188
Total other current assets	5,791	14,111	7,975

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit.

As of December 31, 2017, the CIR receivable included Research Tax Credit of the year.

As of December 31, 2018, the CIR receivable included Research Tax Credit for the 2017 and 2018 financial years.

As of December 31, 2019, the CIR receivable included Research Tax Credit of the year.

Tax and social receivables and other receivables

Tax and social receivables and other receivables mainly related to VAT receivables (€1,016 thousand as of December 31, 2017, €949 thousand as of December 31, 2018 and €942 thousand as of December 31, 2019) and credit notes to be received (€101 thousand as of December 31, 2017, €863 thousand as of December 31, 2018 and €570 thousand as of December 31, 2019).

Prepaid expenses

Prepaid expenses mainly related to advances payments made to suppliers of asparaginase (€570 thousand as of December 31, 2017, €3,180 thousand as of December 31, 2018 and €1,295 thousand as of December 31, 2019).

4.6 Cash and cash equivalents

Accounting policies

The item “cash and cash equivalents” includes bank accounts and highly liquid securities. They are readily convertible into a known amount of cash and are subject to a negligible risk of change in value.

The cash equivalents classification is made if the following criteria are fulfilled:

•     held for the purpose of meeting short term cash commitments rather than for investment or other purposes.

•     exit options exist:

o    exercisable at any time at least every three months;

o    initially included in the contract and this exit option is always provided in the initial contract; and

o    exercisable without exit penalty and without significant risk of change in the amount received as cash reimbursement.

•     there is no value risk related to the level of minimum compensation acquired (i.e. that obtained in the event of early exit) because over the entire duration and at each moment this remuneration will be identical to that obtained from an investment of no more than three months that meets the definition of a cash equivalent. This can be the case when the rate is variable or revisable.

They are recorded as assets in cash equivalents, measured at their fair value, and the changes in value are recognized in financial income (loss).

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Current account	174,525	118,371	68,066
Term deposits	11,000	16,000	5,107
Total cash and cash equivalents as reported in statement of financial position	185,525	134,371	73,173
Bank overdrafts	(11)	—	—
Total cash and cash equivalents as reported in statement of cash flow	185,514	134,371	73,173

As of December 31, 2017, term deposits included a term deposit of €11 million with a maturity as of January 1, 2019, but readily available without penalty subject to a 32-day notice.

As of December 31, 2018, term deposits included two term deposits of €11 million and €5 million, both with a maturity in January 2019.

As of December 31, 2019, term deposits included a term deposit of €5 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.

4.7 Shareholders’ equity

Accounting policies

Common shares are classified under shareholders’ equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recognized in shareholders’ equity as a deduction from the proceeds from the issue, net of tax.

As of December 31, 2019, the capital of the Parent Company consisted of 17,940,035 shares, fully paid up, with a nominal value of 0.10 euro.

Number of shares
Balance as of December 31, 2016	8,732,648
Exercise of share warrants	17,200
Free shares / stock options / share warrants	7,574
Private placement with institutional investors in April	3,000,000
Initial public offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137
Balance as of December 31, 2017	17,937,559
Free shares	2,476
Balance as of December 31, 2018	17,940,035
Balance as of December 31, 2019	17,940,035

Capital management

The capital is managed to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance. The Company is not subject to any externally imposed capital requirements.

Transaction costs

The costs of issuing ordinary shares amounted to €16,722 thousand in 2017 and were deducted from the share premium increase. These costs were related to bank fees, legal counsels, advisors and auditors’ fees.

4.8 Provisions

Accounting policies

A provision is recognized when the Company has a current or implicit legal obligation resulting from a past event, where the obligation can be reliably estimated, and where it is probable that an outflow of resources representing economic benefits will be necessary to settle the obligation. The portion of a provision that become due in less than one year is recorded under current liabilities, and the balance under non-current liabilities. The provisions are discounted when the impact is material.

Disclosure is made on any contingent assets and liabilities where the impact is expected to be material, except where the probability of occurrence is low.

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Provision for retirement indemnities	214	347	506
Provisions - non-current portion	214	347	506
Other provisions	—	—	71
Provisions - current portion	—	—	71

Provision for retirement indemnities - defined benefit plans

Accounting policies

The French employees of the Company receive the retirement benefits stipulated by law in France:

•     a compensation paid by the Company to employees upon their retirement (defined-benefit plan); and

•     a payment of retirement pensions by the social security agencies, which are financed by the contributions made by companies and employees (defined contribution plans in France).

The American employees do not receive defined-benefit plan.

For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement benefit is recognized in the statement of income (loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for discounting, the market rate for high quality corporate bonds with a term that corresponds to the estimated term for the payment of the benefits.

The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized through profit or loss for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses.

The Company’s payments for the defined-contribution plans are recognized as expenses on the statement of income (loss) of the period in which they become payable.

The regime for retirement indemnities applicable at the Parent Company, is defined by the collective agreement for the pharmaceutical industry in France.

The pension commitments are not covered by plan assets.

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2017	12/31/2018	12/31/2019
Discount rate	1.30%	1.57%	0.77%
Wage increase	2%	2%	2%
Social welfare contribution rate - non executive employees	44%	44%	36%
- executive employees	54%	54%	50%
- executive management	54%	55%	52%
Expected staff turnover - non executive and executive employees	Medium - High	Medium - High	High
- executive management	High	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2018

The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2016	163
Service costs	57
Financial costs	2
Actuarial gains and losses	(8)
As of December 31, 2017	214
Service costs	75
Financial costs	3
Actuarial gains and losses	55
As of December 31, 2018	347
Service costs	115
Financial costs	5
Actuarial gains and losses	38
As of December 31, 2019	506

Provision for risks

Accounting policies

The provisions for risks correspond to the commitments resulting from litigations and various risks whose due dates and amounts are uncertain.

The amount recognized as a provision is the best estimate of the expenses necessary to extinguish the obligation.

4.9 Financial liabilities

Accounting policies

Financial liabilities are initially recognized at fair value less transaction costs and subsequently measured at amortized cost using the effective interest rate method.

Financial liabilities with a maturity of more than one year are classified in “Financial liabilities – non-current portion” in accordance with IAS 1.

Financial liabilities by type

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Conditional advances	1,182	1,181	1,321
Bank loans	1,534	799	62
Financial liabilities related to finance leases	116	39	—
Bank overdrafts	11	—	—
Other	—	—	38
Total financial liabilities	2,843	2,019	1,421

Financial liabilities by maturity

December 31, 2017 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,182	1,182
Bank loans	735	799	—	—	1,534
Financial liabilities related to finance leases	79	37	—	—	116
Bank overdrafts	11	—	—	—	11
Total financial liabilities	825	836	—	1,182	2,843

December 31, 2018 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,181	1,181
Bank loans	737	62	—	—	799
Financial liabilities related to finance leases	39	—	—	—	39
Total financial liabilities	776	62	—	1,181	2,019

December 31, 2019 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,321	1,321
Bank loans	62	—	—	—	62
Other	—	—	38	—	38
Total financial liabilities	62	—	38	1,321	1,421

4.9.1 Bank loans

In 2017, the Company received a bank loan amounting to €1,900 thousand with Société Générale with a 0.4% interest rate and 36 monthly repayment terms to finance its investments.

4.9.2 Conditional advances

Accounting policies

Funds received from BPI France in the form of conditional advances are recognized as financial liabilities, as the Company has a contractual obligation to reimburse BPI France for such conditional advances in cash based on a repayment schedule provided the conditions are complied with.

Receipts or reimbursements of conditional advances are reflected as financing transactions in the statement of cash flows.

The amount resulting from the benefit of conditional advances that do not bear interest at market rates is considered a subsidy. This benefit is determined by applying a discount rate equal to the rate the Company would have to pay for a bank borrowing over a similar maturity.

The implicit interest rate resulting from taking into account all the repayments plus the additional payments due in case of commercial success is used to determine the amount recognized annually as a finance expense.

In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company recalculates the net book value of the debt resulting from the discounting of the anticipated new future cash flows at the initial effective interest rate. The adjustment that results therefrom is recognized in the consolidated statement of income (loss) for the period during which the modification is recognized.

(amounts in thousands of euros)	Reimbursable advances
Financial liabilities as of December 31, 2016	1,181
Interests	—
Financial liabilities as of December 31, 2017	1,181
Interests	—
Financial liabilities as of December 31, 2018	1,181
Interests	140
Financial liabilities as of December 31, 2019	1,321

Within the scope of the TEDAC project, BPI France granted to the Company a conditional advance for a total amount of €4,895 thousand. This conditional advance is paid upon completion of the following key milestones:

•	€63 thousand upon signature of the agreement (received in 2012)
•	€1,119 thousand upon the milestones n°4 (received in 2016)
•	the remainder upon calls for funds when key milestones are reached (not yet received)

The Company undertakes to repay BPI France:

a)	an amount of €5,281 thousand upon achieving cumulative sales (excluding VAT) equal to or greater than €10 million, according to the following payment schedule:
•	€500 thousand at the latest on June 30 of the first year in which the cumulative sales condition is achieved,
•	€750 thousand at the latest on June 30 of the second year,
•	€1,500 thousand at the latest on June 30 of the third year,
•	€2,531 thousand at the latest on June 30 of the fourth year,
b)

and, where applicable, an annuity equal to 50% of the income generated through the sale of intellectual property rights resulting from the project, within the limit of a total repayment of €5,281 thousand.

As soon as the cumulative amount of the Company's sales exceeds €60 million, the Company undertakes to pay BPI France 2.5% of the sales generated by the products developed within the project during a period of 5 years, limited to a total amount of €15 million.

4.10 Lease liabilities

Accounting policies

In accordance with IFRS 16 Leases (“IFRS 16”), applicable since January 1, 2019, the lease liability is recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available:

The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term. The lease liability is then increased by the interest expense and decreased by the rents paid.

The lease liability may be remeasured in the following situations:

•    Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);

•    Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has used its judgment in determining the term of the lease agreements providing for an extension option. The fact that the Company has determined that it is reasonably certain to exercise such options affects the lease term and has a significant impact on the amount of the right of use and the lease liability.

Until December 31, 2018, only rental obligations related to finance lease agreements for which the Company bears substantially all the benefits and risks inherent in the ownership of the property were recorded in financial liabilities in accordance with IAS 17 Leases (“IAS 17”).

(in thousands of euros)	Lease liabilities
As of December 31, 2018	—
First application of IFRS 16	7,734
Allowance received from a lessor (1)	1,866
Increase without cash impact (2)	4,121
Repayment	(978)
Decrease without cash impact (2)	(339)
FX rate impact	108
Capitalized interests	149
Reclassification	42
As of December 31, 2019	12,703

(1)	Allowance received for fixture and fittings for Princeton manufacturing facility.
(2)	Linked to the partial relocation of the French team in new facilities in July and a decrease in the rental space of a building lease of the previous property lease.

Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	1,425	3,411	2,525	5,342	12,703

4.11 Trade payables and other current liabilities

Accounting policies

Trade payables and other current liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method. Given the due date, the amortized cost is equal to the initial fair value.

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Vendors	4,966	13,402	5,074
Vendors - accruals	3,211	3,253	8,701
Other	(101)	—	—
Total trade and other payables	8,076	16,655	13,775
Social liabilities, taxation and social security	2,706	3,148	3,628
Fixed assets payables	—	—	726
Deferred revenue	—	16	61
Other payables	—	53	96
Total other current liabilities	2,706	3,217	4,510

4.12 Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

Accounting policies

The valuation and the accounting treatment of the financial assets and liabilities are defined by IFRS 9 Financial Instruments (“IFRS 9”).

Receivables

These instruments are initially recognized at their fair value and then at the amortized cost calculated with the effective interest rate (“EIR”) method.

Financial liabilities at the amortized cost

Loans and other financial liabilities are initially measured at their fair value less transaction costs directly attributable, and then at the amortized cost, calculated using the EIR method.

Financial assets and financial liabilities measured at fair value

In accordance with IFRS 13 Fair Value Measurement (“IFRS 13”), financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•    Level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;

•    Level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;

•    Level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

As of December 31, 2017 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	234		234		234
Trade and other receivables	76		76		76
Other current assets	5,790		5,790		5,790
Cash and cash equivalents	185,525	185,525			185,525
Total financial assets	191,626	185,525	6,100	—	191,626
Financial liabilities - non current portion	2,019			2,019	2,019
Financial liabilities - current portion	824			824	824
Trade and other payables	8,076			8,076	8,076
Total financial liabilities	10,919	—	—	10,919	10,919

As of December 31, 2018 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents	134,371	134,371				134,371
Total financial assets	149,557	134,371	—	15,187	—	149,557
Financial liabilities - non current portion	1,243				1,243	1,243
Financial liabilities - current portion	776				776	776
Trade and other payables	16,655				16,655	16,655
Total financial liabilities	18,674	—	—	—	18,674	18,674

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	718			718		718
Other current financial assets	41			41		41
Trade and other receivables	36			36		36
Other current assets	5,788			5,788		5,788
Cash and cash equivalents	73,173	73,173				73,173
Total financial assets	79,756	73,173	—	6,583	—	79,756
Financial liabilities - non current portion	1,321				1,321	1,321
Lease liabilities - non current portion	11,278				11,278	11,278
Financial liabilities - current portion	99				99	99
Lease liabilities - current portion	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449
Total financial liabilities	32,348	—	—	—	32,348	32,348

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)	The fair value of financial liabilities is determined using level 1 measurements.
(4)	The fair value of lease liabilities is determined using level 2 measurements.